Net Loss per Share (Table)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule Of Forth The Computation Of Net Loss Per Common Share
The following table sets forth the computation of net loss per common share:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(29,734)	$(23,448)

Denominator:
Weighted-average common shares outstanding, basic and diluted	5,104,642	5,012,722

Net loss per share attributable to common stockholders, basic and diluted	$(5.82)	$(4.68)

Schedule Of Potential Common Shares, Presented Based On Amounts Outstanding
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Convertible preferred stock (as converted to common stock)	14,222,580	14,222,580
Stock options to purchase common stock	3,367,770	3,436,383

	17,590,350	17,658,963